Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

26.Subsequent Events

As a result of the declaration of FDIC according to insolvency of Silicon Valley Bank (“SVB”) on March 10, 2023, the Company withdraw almost all our deposits with SVB. The remaining deposits at SVB as of the date of this annual report is not material.